CONTRIBUTED EQUITY, Movements in Issued Capital (Details)		1 Months Ended		3 Months Ended	11 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($) shares	Aug. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) Shareholder vote qtr shares	Jun. 30, 2022 AUD ($)
Movements in Issued Capital [Abstract]
Opening balance | $						$ 10,255,369
Issue of shares - incorporation | $					$ 2,819,340	17,604,000
Issue of shares - exercise of options | $						2,261,225
Share issue costs | $					(85,467)	(430,805)
Closing balance | $					10,255,369	$ 29,782,268
Contributed Equity [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)						105,105,787
Opening balance | $	$ 0				0	$ 10,255,369
Issue of shares - incorporation | $	$ 1				2,819,340	17,604,000
Issue of shares - seed placement | $				$ 54,011
Reverse acquisition - shares issued to facilitators of reverse acquisition | $					852,478
Reverse acquisition - recognition of legal acquirer shares | $					5,581,274
Issue of shares - share placement | $		$ 17,604,000	$ 2,819,340
Issue of shares - exercise of options and performance rights | $					1,033,732
Issue of shares - exercise of options | $						2,353,704
Share issue costs | $					$ (85,467)	$ (430,805)
Closing balance (in shares)					105,105,787	140,288,491
Closing balance | $					$ 10,255,369	$ 29,782,268
Meetings of Members [Abstract]
Quorum number of shareholders | Shareholder						2
Voting [Abstract]
Number of votes for each eligible voter present | vote						1
Number of votes eligible for each fully paid share | vote						1
Changes to the Constitution [Abstract]
Minimum quarters of present meeting members required to amend Company Constitution | qtr						3
Minimum written notice required to propose special resolution						28 days
Performance Shares [Abstract]
Conversion of performance shares into ordinary shares by applicable expiry date (in shares)						60
Contributed Equity [Member] | Bottom of Range [Member]
Performance Shares [Abstract]
Net present value of assets | $							$ 200,000,000
Contributed Equity [Member] | Ordinary Shares [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	0				0	105,105,787
Issue of shares - incorporations (in shares)	265
Issue of shares - seed placement (in shares)				26,499,735
Reverse acquisition - shares issued to facilitators of reverse acquisition (in shares)					2,650,000
Reverse acquisition - recognition of legal acquirer shares (in shares)					57,386,667
Issue of shares - share placement (in shares)		20,000,000	12,150,000
Issue of shares - exercise of options and performance rights (in shares)					6,419,120
Issue of shares - exercise of options (in shares)						15,182,704
Closing balance (in shares)					105,105,787	140,288,491
Contributed Equity [Member] | Performance Shares [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	0				0	39,600,000
Issue of shares - incorporations (in shares)	360
Issue of shares - seed placement (in shares)				35,999,640
Reverse acquisition - shares issued to facilitators of reverse acquisition (in shares)					3,600,000
Reverse acquisition - recognition of legal acquirer shares (in shares)					0
Issue of shares - share placement (in shares)		0	0
Issue of shares - exercise of options and performance rights (in shares)					0
Issue of shares - exercise of options (in shares)						0
Closing balance (in shares)					39,600,000	39,600,000
Contributed Equity [Member] | Class A [Member]
Performance Shares [Abstract]
Issue of equity through acquisition (in shares)						19,800,000
Number of ordinary shares to be converted from each performance shares						1
Conversion of performance shares into ordinary shares by applicable expiry date (in shares)						30
Contributed Equity [Member] | Class B [Member]
Performance Shares [Abstract]
Issue of equity through acquisition (in shares)						19,800,000
Number of ordinary shares to be converted from each performance shares						1
Conversion of performance shares into ordinary shares by applicable expiry date (in shares)						30